Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,056,907.59

Principal:
Principal Collections	$18,741,856.38
Prepayments in Full	$10,679,342.14
Liquidation Proceeds	$473,223.45
Recoveries	$47,429.74
Sub Total	$29,941,851.71
Collections	$31,998,759.30

Purchase Amounts:
Purchase Amounts Related to Principal	$508,377.56
Purchase Amounts Related to Interest	$3,393.87
Sub Total	$511,771.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,510,530.73

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$32,510,530.73
Servicing Fee	$520,357.78	$520,357.78	$0.00	$0.00	$31,990,172.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,990,172.95
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$31,990,172.95
Interest - Class A-3 Notes	$219,611.07	$219,611.07	$0.00	$0.00	$31,770,561.88
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$31,516,655.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,516,655.88
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$31,430,274.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,430,274.71
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$31,367,464.96
Third Priority Principal Payment	$34,907.43	$34,907.43	$0.00	$0.00	$31,332,557.53
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$31,251,834.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,251,834.53
Regular Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$4,041,834.53
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,041,834.53
Residuel Released to Depositor	$0.00	$4,041,834.53	$0.00	$0.00	$0.00
Total		$32,510,530.73

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$34,907.43
First Priority Principal Payment					$27,210,000.00
Total					$27,244,907.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,244,907.43	$57.55	$219,611.07	$0.46	$27,464,518.50	$58.01
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$27,244,907.43	$19.63	$703,430.99	$0.51	$27,948,338.42	$20.14

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$268,911,510.76	0.5680429	$241,666,603.33	0.5104913
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$556,981,510.76	0.4013500	$529,736,603.33	0.3817179

Pool Information
Weighted Average APR	4.099%	4.107%
Weighted Average Remaining Term	37.32	36.58
Number of Receivables Outstanding	42,472	41,435
Pool Balance	$624,429,341.11	$593,688,348.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$556,981,510.76	$529,736,603.33
Pool Factor	0.4059143	0.3859309

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$63,951,745.65
Targeted Overcollateralization Amount	$63,951,745.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,951,745.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	24

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		112	$338,192.60
(Recoveries)		127	$47,429.74
Net Losses for Current Collection Period			$290,762.86
Cumulative Net Losses Last Collection Period			$8,527,518.67
Cumulative Net Losses for all Collection Periods			$8,818,281.53

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.56%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.01%	737	$11,922,228.24
61-90 Days Delinquent	0.23%	74	$1,387,445.96
91-120 Days Delinquent	0.06%	17	$357,656.36
Over 120 Days Delinquent	0.20%	72	$1,161,933.60
Total Delinquent Receivables	2.50%	900	$14,829,264.16

Repossession Inventory:
Repossessed in the Current Collection Period		37	$682,403.94
Total Repossessed Inventory		51	$991,027.31

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2629%
Preceding Collection Period			0.2321%
Current Collection Period			0.5729%
Three Month Average			0.3559%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3605%
Preceding Collection Period			0.3720%
Current Collection Period			0.3934%
Three Month Average			0.3753%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer